Investments (Investment-Related Cash Flow Schedule)(Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Investments [Abstract]
Proceeds from sale of equity securities	$ 5,373,412	$ 6,799,194	$ 8,287,182
Realized gain on equity securities	3,891,296	4,173,141	5,051,406
Realized losses due to other-than-temporary impairment of equity securities	0	0	(415,287)
Payment for purchases of equity securities	$ 1,116,664	$ 0	$ 0